Loans Receivable, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Loans Receivable, Net [Line Items]
Loan receivables, net	¥ 6,964	$ 954	¥ 13,425
Write off loan receivable	202,900
Allowance for doubtful accounts for other loan receivables	386,510
Shijiazhuang Rongsheng Financial Service [Member]
Loans Receivable, Net [Line Items]
Allowance for doubtful accounts for other loan receivables	386,510
Third-Party Loan Agreements [Member]
Loans Receivable, Net [Line Items]
Loan receivables, net	¥ 393,474
Third-Party Loan Agreements [Member] | Minimum [Member]
Loans Receivable, Net [Line Items]
Interest rate
Third-Party Loan Agreements [Member] | Maximum [Member]
Loans Receivable, Net [Line Items]
Interest rate	9.50%	9.50%